UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21180

Name of Fund:   BlackRock Florida Insured Municipal Income Trust (BAF)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Florida Insured Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008 Date of reporting period: 09/01/2007 – 11/30/2007

Item 1 – Schedule of Investments

BlackRock Florida Insured Municipal Income Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)

	Face
	Amount	Municipal Bonds	Value
Arizona - 1.2%	$1,500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5.50% due 12/01/2029	$1,557
Florida - 153.2%	2,000	Brevard County, Florida, Health Facilities Authority, Healthcare Facilities Revenue Bonds
		(Health First Inc. Project), 5% due 4/01/2036	1,941
	3,780	Colonial Country Club Community Development District, Florida, Special Assessment Revenue
		Bonds, 6.40% due 5/01/2033	4,000
	9,000	Florida State Board of Education, GO (Public Education Capital Outlay),
		Series A, 5% due 6/01/2027 (c)	9,307
	8,640	Florida State Board of Education, Lottery Revenue Bonds, Series C, 5% due 1/01/2022 (e)	9,026
	1,415	Florida State Department of Transportation, GO, 5% due 7/01/2025 (e)	1,472
	7,000	Florida State Department of Transportation, GO, Refunding, 5% due 7/01/2027 (c)	7,239
	5,000	Gainesville, Florida, Utilities System Revenue Bonds, Series A, 5% due 10/01/2013 (c)(f)	5,425
	8,500	Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
		Health System), Series A, 6% due 11/15/2011 (f)	9,386
	2,500	Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
		Health System), Series C, 5.25% due 11/15/2036	2,525
	2,200	Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center
		Project), Series A, 5.25% due 7/01/2037	2,187
	7,580	Hillsborough County, Florida, School Board, COP, Refunding, Series A, 5% due 7/01/2025 (e)	7,773
	2,865	Jacksonville, Florida, Capital Improvement Revenue Bonds, Series A, 5% due 10/01/2030 (a)	2,925
	8,000	Jacksonville, Florida, Excise Taxes Revenue Bonds, Series B, 5% due 10/01/2026 (a)	8,214
	1,000	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical
		Center Project), 5% due 8/15/2037 (c)	1,012
	9,500	Jacksonville, Florida, Sales Tax Revenue Bonds, 5% due 10/01/2027 (e)	9,827
	9,500	Jacksonville, Florida, Transit Revenue Bonds, 5% due 10/01/2031 (e)	9,655
	1,480	Julington Creek Plantation Community Development District, Florida, Special Assessment
		Refunding Bonds, 5% due 5/01/2029 (e)	1,516
	9,000	Lake County, Florida, School Board, COP, Series A, 5% due 7/01/2028 (a)	9,171
	2,000	Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program),
		5% due 1/01/2037 (e)	2,033
	10,000	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A,
		5.26% due 10/01/2039 (e)(h)	1,928
	10,000	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A,
		5.26% due 10/01/2040 (e)(h)	1,828
	26,935	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series B,
		5.616% due 10/01/2031 (e)(h)	7,440
Portfolio Abbreviations
To simplify the listings of BlackRock Florida Insured Municipal Income Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
GO	General Obligation Bonds
COP	Certificates of Participation
IDA	Industrial Development Authority

BlackRock Florida Insured Municipal Income Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)

Face
Amount	Municipal Bonds	Value
$1,335	Orange County, Florida, Educational Facilities Authority, Educational Facilities Revenue Bonds
	(Rollins College Project), 5.25% due 12/01/2027 (a)	$1,429
7,975	Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B,
	5.125% due 1/01/2032 (b)	8,250
2,000	Orange County, Florida, School Board, COP, Series A, 5% due 8/01/2027 (e)	2,044
1,000	Orange County, Florida, School Board, COP, Series A, 5% due 8/01/2032 (b)	1,032
9,250	Orange County, Florida, Tourist Development, Senior Lien Tax Revenue Bonds,
	5.125% due 4/01/2012 (a)(f)	9,923
1,600	Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds,
	5% due 10/01/2029 (a)	1,648
4,015	Palm Bay, Florida, Utility System Improvement Revenue Bonds, 5.47% due 10/01/2028 (b)(h)	1,465
5,570	Palm Bay, Florida, Utility System Improvement Revenue Bonds, 5.48% due 10/01/2031 (b)(h)	1,745
9,200	Palm Beach County, Florida, School Board, COP, Refunding, Series D, 5% due 8/01/2028 (c)	9,391
5,815	Pasco County, Florida, School Board, COP, Series A, 5% due 8/01/2027 (b)	6,054
5,000	Pinellas County, Florida, Health Facilities Authority Revenue Bonds
	(BayCare Health System Inc.), 5.50% due 5/15/2013 (f)	5,520
9,500	Pinellas County, Florida, Sewer Revenue Bonds, 5% due 10/01/2032 (c)	9,759
5,000	Polk County, Florida, Utility System Revenue Bonds, 5% due 10/01/2029 (b)	5,141
2,945	Sarasota County, Florida, Utilities System Revenue Refunding Bonds, Series C,
	5.25% due 10/01/2022 (b)	3,115
950	South Florida Water Management District, COP, 5% due 10/01/2036 (a)	975
1,000	Tohopekaliga, Florida, Water Authority, Utility System Revenue Bonds, Series B,
	5% due 10/01/2023 (c)	1,046
1,600	University of North Florida, Capital Improvement Revenue Bonds (Housing Project),
	5% due 11/01/2032 (b)	1,664
10,000	Village Center Community Development District, Florida, Recreational Revenue Bonds,
	Series A, 5% due 11/01/2032 (e)	10,260
3,590	Village Community Development District Number 5, Florida, Special Assessment Bonds,
	Series A, 6.50% due 5/01/2033	3,816
	Total Municipal Bonds (Cost - $195,294) - 154.4%	201,664
Shares
Held	Short-Term Securities
5,495	CMA Florida Municipal Money Fund, 2.88% (d)(g)	5,495
	Total Short-Term Securities (Cost - $5,495) - 4.2%	5,495
	Total Investments (Cost - $200,789*) - 158.6%	207,159
	Liabilities in Excess of Other Assets - (0.4%)	(452)
	Preferred Shares, at Redemption Value - (58.2%)	(76,052)
	Net Assets Applicable to Common Shares - 100.0%	$130,655

BlackRock Florida Insured Municipal Income Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost	$200,789
Gross unrealized appreciation	$6,493
Gross unrealized depreciation	(123)
Net unrealized appreciation	$6,370

(a)	AMBAC Insured.
(b)	FGIC Insured
(c)	FSA Insured.
(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
CMA Florida Municipal Money Fund	426	$34
(e)	MBIA Insured.
(f)	Prerefunded.
(g)	Represents the current yield as of November 30, 2007.
(h)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
• Forward interest rate swaps outstanding as of November 30, 2007 were as follows:
	Notional	Unrealized
	Amount	Depreciation
Pay a fixed rate of 3.887% and pay a floating rate based on 1-week (SIFMA) Municipal Swap Index rate
Broker, Citibank N.A.
Expires December 2022	$ 3,750	$ (132)

Item 2 – Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Insured Municipal Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer of
BlackRock Florida Insured Municipal Income Trust

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer (principal executive officer) of
BlackRock Florida Insured Municipal Income Trust

Date: January 16, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BlackRock Florida Insured Municipal Income Trust

Date: January 16, 2008